[Logo]FORUM
FINANCIAL GROUP            PORTLAND SEATTLE WARSAW   BERMUDA


                                            August 19, 2002

VIA EDGAR

Securities and Exchange Commission
Office of Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      North American Government Bond Fund
         File Nos.  33-53598; 811-07292
         CIK:  0000315774

Ladies and Gentlemen:

         On behalf of Forum Funds, (the "Registrant") and pursuant to Rule 497(j) of the Securities Act of 1933 as amended (the "Act"), the Prospectus and Statement of Additional Information with respect to North American Government Bond Fund, dated July 31, 2002, that would have been filed pursuant to Rule
497(c) of the Act would not have differed from that contained in the Registration Statement of the Registrant.

         If you have any questions concerning this filing, please do not hesitate to call me collect at (207) 822-6740.

                                            Sincerely,

                                            /s/ Nathan V. Gemitti

                                            Nathan V. Gemitti
                                            Forum Administrative Services. LLC

Enclosure


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